Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Supplement [Text Block]	jpmt1_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund

(Class A Shares)

(a series of JPMorgan Trust I)

(the “Fund”)

Supplement dated August 30, 2018

to the Summary Prospectus and Prospectus dated November 1, 2017, as supplemented

Changes to Sales Charges and Breakpoints for Class A Shares purchased on or after September 30, 2018. Effective September 30, 2018 (the “Effective Date”), the Board of Trustees of the Fund has approved changes to the sales charges and breakpoint schedules for Class A Shares of the Fund. On the Effective Date, shareholders may qualify for reduced sales charges if they purchase at least $50,000 of the Fund. In connection with these changes, the following changes will be made to the Summary Prospectus and Prospectus on the Effective Date.

Fees and Expense Table Changes. On the Effective Date, the second sentence in the Summary Prospectus and Prospectus for the Fund under “Fees and Expenses of the Fund” will be replaced with the following:

You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Diversified Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt1_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund

(Class A Shares)

(a series of JPMorgan Trust I)

(the “Fund”)

Supplement dated August 30, 2018

to the Summary Prospectus and Prospectus dated November 1, 2017, as supplemented

Changes to Sales Charges and Breakpoints for Class A Shares purchased on or after September 30, 2018. Effective September 30, 2018 (the “Effective Date”), the Board of Trustees of the Fund has approved changes to the sales charges and breakpoint schedules for Class A Shares of the Fund. On the Effective Date, shareholders may qualify for reduced sales charges if they purchase at least $50,000 of the Fund. In connection with these changes, the following changes will be made to the Summary Prospectus and Prospectus on the Effective Date.

Fees and Expense Table Changes. On the Effective Date, the second sentence in the Summary Prospectus and Prospectus for the Fund under “Fees and Expenses of the Fund” will be replaced with the following:

You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE